LONG-TERM BORROWINGS DUE TO RELATED PARTY - Parenthetical (Details)	6 Months Ended
Dec. 31, 2021 CNY (¥)
Debt Instrument, Interest Rate, Stated Percentage	4.35%
Long-term Borrowings [Member] | Related party [Member]
Debt Instrument, Periodic Payment	¥ 126,135
Debt Instrument, Interest Rate, Stated Percentage	8.90%
Debt Instrument, Term	10 years